FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2003

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald Sadoff
Title:         Managing Member
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff     Milwaukee, Wisconsin      10/20/03
-------------------  ----------------------   -------------
     (Signature)         (City/State)             (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE (Check here if no holdings reported are in
       this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT (Check here if a portion of the
       holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            41

Form 13F Information Table Value Total:      $121,428
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.   NONE




                                      SADOFF INVESTMENT MANAGEMENT LLC
                                                  FORM 13F
                                                 30-Sep-03
                                                                                            Voting Authority
                             Title                                                          ----------------
                               of               Value  Shares/  Sh/  Put/ Invstmt Other
Name of Issuer               class   CUSIP    (x$1000) Prn Amt  Prn  Call Dscretn Managers Sole   Shared None
------------------------    ------  -------   -------- -------  ---  ---- ------- -------- ----   ------ ----
BIOMET INC.                   COM  090613100     4,579  136,694  SH        Sole          136,694
C.R. BARD INC.                COM  067383109     6,234   87,800  SH        Sole           87,800
CITIZENS BANKING CORP.        COM  174420109       304   11,500  SH        Sole           11,500
DUKE ENERGY CORP.             COM  264399106       783   43,978  SH        Sole           43,978
EATON VANCE INSURED MUNI      COM  27827x101       771   56,800  SH        Sole           56,800
EXXON MOBIL CORP.             COM  30231G102       277    7,566  SH        Sole            7,566
GANNETT INC.                  COM  364730101     6,232   80,350  SH        Sole           80,350
GENERAL ELEC CO.              COM  369604103       295    9,894  SH        Sole            9,894
GENERAL MILLS                 COM  370334104    10,697  227,258  SH        Sole          227,258
HERSHEY FOODS CORP.           COM  427866108     2,021   27,810  SH        Sole           27,810
INTERNATIONAL GAME TEC        COM  459902102     5,006  177,840  SH        Sole          177,840
JOHNSON & JOHNSON             COM  478160104       270    5,457  SH        Sole            5,457
KB HOME                       COM  48666K109     5,468   91,650  SH        Sole           91,650
KELLOGG CO.                   COM  487836108    10,045  301,207  SH        Sole          301,207
KNIGHT RIDDER INC.            COM  499040103     3,458   51,850  SH        Sole           51,850
LEE ENTERPRISES INC.          COM  523768109     2,326   60,150  SH        Sole           60,150
LENNAR CORPORATION            COM  526057104     6,982   89,750  SH        Sole           89,750
MANDALAY RESORT GRP           COM  562567107       413   10,430  SH        Sole           10,430
MARSHALL & ILSLEY CORP.       COM  571834100       200    6,360  SH        Sole            6,360
MCCORMICK & CO.               COM  579780206     9,283  338,534  SH        Sole          338,534
MICROSOFT                     COM  594918104       223    8,033  SH        Sole            8,033
MOTOROLA INCORPORATED         COM  620076109       767   64,180  SH        Sole           64,180
MSDW INSURED MUNI TR          COM  61745P866       457   31,600  SH        Sole           31,600
MUNIYIELD INSURED FUND        COM  62630E107     1,287   88,500  SH        Sole           88,500
NEW YORK TIMES CO. CL A       COM  650111107     6,402  147,318  SH        Sole          147,318
NUVEEN INSD MUNI OPP FUND     COM  670984103     1,488   94,600  SH        Sole           94,600
NUVEEN INSD PREM INC MUNI FD  COM  6706D8104       820   58,300  SH        Sole           58,300
NUVEEN INSD QUAL MUN          COM  67062N103       787   48,700  SH        Sole           48,700
PROGRESS ENERGY INC.          COM  743263105     1,095   24,619  SH        Sole           24,619
PULTE HOMES INC.              COM  745867101     2,601   38,250  SH        Sole           38,250
SMUCKERS                      COM  832696405     5,135  121,805  SH        Sole          121,805
SOUTHERN CO.                  COM  842587107       524   17,866  SH        Sole           17,866
ST JUDE MEDICAL INC.          COM  790849103     7,742  143,990  SH        Sole          143,990
TECO ENERGY INC.              COM  872375100       760   55,027  SH        Sole           55,027
TOLL BROTHERS INC.            COM  889478103     3,197  105,100  SH        Sole          105,100
VARIAN MEDICAL SYS INC.       COM  92220P105     2,713   47,200  SH        Sole           47,200
WASHINGTON POST               COM  939640108     3,197    4,808  SH        Sole            4,808
WELLPOINT HEALTH NETWORK      COM  94973H108       474    6,150  SH        Sole            6,150
WISCONSIN ENERGY CORP.        COM  976657106       373   12,199  SH        Sole           12,199
WPS RESOURCES CORP.           COM  92931B106       255    6,200  SH        Sole            6,200
WRIGLEY WM JR CO              COM  982526105     5,487   99,226  SH        Sole           99,226

REPORT SUMMARY                 41              121,428
